LEASES - Schedule of Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Current maturities of operating leases liabilities	$ 13,747	$ 13,525
Long-term operating leases	102,909	$ 99,262
Total operating lease liabilities	$ 116,656
Weighted-average remaining operating lease term	9 years 9 months 18 days
Weighted-average discount rate of operating leases	5.20%